Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,659,426.39

Principal:
Principal Collections	$20,667,556.42
Prepayments in Full	$10,986,619.44
Liquidation Proceeds	$515,589.96
Recoveries	$12,119.41
Sub Total	$32,181,885.23
Collections	$34,841,311.62

Purchase Amounts:
Purchase Amounts Related to Principal	$153,456.16
Purchase Amounts Related to Interest	$1,072.04
Sub Total	$154,528.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,995,839.82

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$34,995,839.82
Servicing Fee	$683,675.68	$683,675.68	$0.00	$0.00	$34,312,164.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,312,164.14
Interest - Class A-2 Notes	$37,668.51	$37,668.51	$0.00	$0.00	$34,274,495.63
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$34,011,185.63
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$33,909,250.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,909,250.63
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$33,852,642.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,852,642.80
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$33,810,488.47
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,810,488.47
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$33,753,629.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,753,629.14
Regular Principal Payment	$30,766,707.18	$30,766,707.18	$0.00	$0.00	$2,986,921.96
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,986,921.96
Residual Released to Depositor	$0.00	$2,986,921.96	$0.00	$0.00	$0.00
Total		$34,995,839.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$30,766,707.18
Total					$30,766,707.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,766,707.18	$65.87	$37,668.51	$0.08	$30,804,375.69	$65.95
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$30,766,707.18	$20.51	$558,535.00	$0.37	$31,325,242.18	$20.88

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$100,449,363.20	0.2150489	$69,682,656.02	0.1491815
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$785,179,363.20	0.5235471	$754,412,656.02	0.5030323

Pool Information
Weighted Average APR	4.061%	4.055%
Weighted Average Remaining Term	42.49	41.66
Number of Receivables Outstanding	46,017	45,044
Pool Balance	$820,410,817.84	$787,713,283.02
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$789,850,529.82	$758,593,359.62
Pool Factor	0.5372700	0.5158571

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$11,815,699.25
Yield Supplement Overcollateralization Amount	$29,119,923.40
Targeted Overcollateralization Amount	$33,300,627.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,300,627.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		117	$374,312.84
(Recoveries)		50	$12,119.41
Net Losses for Current Collection Period			$362,193.43
Cumulative Net Losses Last Collection Period			$3,873,345.80
Cumulative Net Losses for all Collection Periods			$4,235,539.23

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.13%	434	$8,897,018.35
61-90 Days Delinquent	0.13%	46	$1,031,729.14
91-120 Days Delinquent	0.05%	14	$363,947.38
Over 120 Days Delinquent	0.07%	20	$557,059.29
Total Delinquent Receivables	1.38%	514	$10,849,754.16

Repossession Inventory:
Repossessed in the Current Collection Period		22	$532,571.00
Total Repossessed Inventory		34	$919,462.21

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4978%
Preceding Collection Period			0.8305%
Current Collection Period			0.5405%
Three Month Average			0.6229%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1915%
Preceding Collection Period			0.2086%
Current Collection Period			0.1776%
Three Month Average			0.1926%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer